Income Tax Expense - Summary of Income Tax Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense:
Current year	₩ 273,936	₩ 274,902	₩ 319,539
Current tax of prior years	(11,590)	73,477	705
Current tax expense	262,346	348,379	320,244
Deferred tax expense:
Changes in net deferred tax assets	79,896	(60,058)	331,704
Income tax expense
Tax expense of continuing operation	342,242	288,321	651,948
Continue operations [member]
Income tax expense
Tax expense of continuing operation	342,242	288,321	446,796
Discontinued operations [member]
Income tax expense
Tax expense of discontinued operation	₩ 0	₩ 0	₩ 205,152